Commitments and Contingencies (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
Continuing franchise fee	¥ 7,813,087	¥ 48,435,412
Upfront franchise fee	49,935,665	10,299,855
Outstanding accrued franchise	¥ 8,732,153	¥ 24,640,581